Share Capital (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨) shares		Mar. 31, 2026 USD ($) shares		Mar. 31, 2025 INR (₨) shares		Mar. 31, 2026 USD ($)
Disclosure of classes of share capital [line items]
Opening number of equity shares/share capital		₨ 834
Closing number of equity shares/share capital		835		$ 9		₨ 834
Treasury shares		₨ 1,815				₨ 2,264		$ 19
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorized share capital | shares						1,450,000,000
Amount of shares authorised						₨ 1,450
Opening number of outstanding equity shares/share capital (face value of Rs.5 each) | shares		834,455,365	[1]	834,455,365	[1]	166,818,266
Opening number of equity shares/share capital		₨ 834	[1]			₨ 834
Add: Equity shares issued pursuant to employee stock option plans prior to stock split | shares	[2]	201,605		201,605		58,680
Add: Equity shares issued pursuant to employee stock option plans prior to stock split	[2]	₨ 1				₨ 0	[3]
Add: Increase in outstanding shares on account of stock split | shares	[1]					667,507,784
Add: Increase in outstanding shares on account of stock split	[1]					₨ 0
Add: Equity shares issued pursuant to employee stock option plans after stock split | shares	[2]					70,635
Add: Equity shares issued pursuant to employee stock option plans after stock split	[2],[3]					₨ 0
Closing number of equity shares/share capital | shares		834,656,970		834,656,970		834,455,365	[1]
Closing number of equity shares/share capital		₨ 835				₨ 834	[1]
Treasury shares | shares	[2]	1,965,575		1,965,575		2,452,260
Treasury shares	[2]	₨ 1,815				₨ 2,264

[1]	Effective as of the record date of October 28, 2024, the Company implemented a sub-division/ stock split of each equity share having a face value of Rupees Five each, fully paid-up, into five equity shares having a face value of Rupees One each, fully paid-up (the “stock split”), by alteration of the capital clause of the Memorandum of Association of the Company. Each American Depositary Share (“ADS”) of the Company continued to represent one underlying equity share and, therefore, the number of ADSs held by an American Depositary Receipt (“ADR”) holder consequently increased in proportion to the increase in number of equity shares.
[2]	Refer to Note 27 of these consolidated financial statements for further details regarding treasury shares and employee stock option plans.
[3]	Rounded to the nearest million.